[logo] PIONEER
       Investments(R)







                                                 December 1, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Value Fund (the "Fund")
     (File Nos. 2-32773 and 811-01835)
     CIK No. 0000078758

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus relating to the offering of the Fund's Investor Class shares and the supplement to the statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 62 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001145443-04-001856) on November 24, 2004.

     If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 422-4942.

                                                 Very truly yours,


                                                 /s/ Gary A. Ashjian
                                                 Gary A. Ashjian
                                                 Legal Product Manager

Enclosures

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."